Comprehensive Income - Schedule Of Accumulated Other Comprehensive Income Loss (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 13,088,472	$ (277,172)	$ (1,013,853)	$ (1,013,853)	$ (479,205)	$ (321,207)
Ending balance	3,644,887	(409,311)	(277,172)	13,088,472	(1,013,853)	(479,205)
Other comprehensive loss before reclassifications		(911)	(51,106)	(77,664)	46,012	(574)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance	12,412,852		(1,013,853)	(1,013,853)
Ending balance				12,412,852	(1,013,853)
AOCI Attributable to Parent [Member]
Beginning balance	(32,226)	(5,668)	45,438	45,438	(574)	0
Other comprehensive loss before reclassifications	32,226
Ending balance	0	(6,579)	(5,668)	(32,226)	45,438	(574)
Other comprehensive loss before reclassifications		$ (911)	(51,106)	(77,664)	46,012	$ (574)
AOCI Attributable to Parent [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance	$ 0		$ 45,438	45,438
Ending balance				$ 0	$ 45,438